Pension and Other Employee Benefit Plans (Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020
Defined Benefit Plan Disclosure [Line Items]
Gain (loss) recognized	¥ 0	¥ 3,945
Defined benefit plans, prior service costs recognised		74,160		¥ 73,998
Settlement		¥ 23,845	¥ 21,632